Destra Multi-Alternative Fund
Schedule of Investments (unaudited)
June 30, 2026

Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS – 23.9%
	ADVERTISING & MARKETING – 0.4%
600	AppLovin Corporation, Class A(1)	$309,138

	AEROSPACE & DEFENSE – 2.2%
6,370	Aevex Corporation(1)	133,069
1,439	Axon Enterprise, Inc.(1)	806,717
7,581	Kratos Defense & Security Solutions, Inc.(1)	377,989
766	Northrop Grumman Corp.	390,131
		1,707,906
	ASSET MANAGEMENT – 0.8%
6,141	Robinhood Markets, Inc., Class A(1)	615,819

	AUTOMOTIVE – 0.2%
426	Tesla, Inc.(1)	179,176

	BANKS – 1.7%
8,505	Bank of America Corp.	484,614
6,508	Citizens Financial Group, Inc.	456,016
1,238	JPMorgan Chase & Company	405,235
		1,345,865
	BEVERAGES – 0.5%
5,130	Coca-Cola Company (The)	416,915

	BIOTECH & PHARMA – 1.5%
4,257	Abbott Laboratories	386,280
22,948	ADMA Biologics, Inc.(1)	192,075
1,217	Amgen, Inc.	440,701
436	Madrigal Pharmaceuticals, Inc.(1)	234,110
		1,253,166
	CHEMICALS – 0.5%
1,398	Ecolab, Inc.	389,497

	COMMERCIAL SERVICES – 0.1%
1,371	Affirm Holdings, Inc., Class A(1)	111,805

	DIVERSIFIED FINANCIAL SERVICES – 0.5%
1,214	American Express Co.	410,636

	E-COMMERCE DISCRETIONARY – 0.5%
3,411	eBay, Inc.	381,179

	ELECTRIC – 1.0%
5,526	Carrier Global Corp.	405,332
4,497	NextEra Energy, Corp.	394,702
		800,034
	ELECTRIC UTILITIES – 1.0%
3,697	Ameren Corp.	417,909
3,105	American Electric Power Company, Inc.	424,795
		842,704
Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS (continued)
	ELECTRICAL EQUIPMENT – 1.6%
2,707	Johnson Controls International PLC	$395,520
824	Rockwell Automation, Inc.	407,946
1,434	Vertiv Holdings Co., Class A	480,132
		1,283,598
	FOOD – 0.5%
1,370	McDonald’s Corp.	370,325

	HEALTH CARE – PRODUCTS – 0.3%
1,000	Natera, Inc.(1)	271,450

	INSURANCE – 1.2%
6,152	MetLife, Inc.	520,521
1,384	Travelers Companies, Inc. (The)	456,886
		977,407
	INTERNET MEDIA & SERVICES – 0.2%
984	Reddit, Inc., Class A(1)	170,803

	LEISURE FACILITIES & SERVICES – 0.4%
1,723	Darden Restaurants, Inc.	354,955

	MACHINERY – 0.2%
4,345	Symbotic, Inc.(1)	195,308

	MACHINERY: DIVERSIFIED – 0.5%
638	Deere & Co.	404,703

	MEDICAL EQUIPMENT & DEVICES – 0.6%
3,219	Glaukos Corp.(1)	449,887

	PHARMACEUTICALS – 1.3%
2,002	AbbVie, Inc.	503,783
2,232	Cardinal Health, Inc.	530,234
		1,034,017
	RETAIL – 0.4%
2,284	TJX Companies, Inc.	346,026

	SEMICONDUCTORS – 0.5%
1,039	Broadcom, Inc.	392,482

	SOFTWARE – 3.5%
2,059	Cloudflare, Inc., Class A(1)	505,031
767	Datadog, Inc., Class A(1)	199,696
2,703	Guidewire Software, Inc.(1)	332,604
1,554	Intuit, Inc.	405,594
1,298	Microsoft Corp.	484,180
4,026	Palantir Technologies, Inc., Class A(1)	469,713
2,077	Rubrik, Inc., Class A(1)	166,742
516	Tyler Technologies, Inc.(1)	150,909
		2,714,469

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2026

Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY HARDWARE – 1.3%
3,709	Cisco Systems, Inc.	$435,659
1,769	Corning, Inc.	451,856
506	Credo Technology Group Holding Ltd.(1)	137,607
		1,025,122
	TECHNOLOGY SERVICES – 0.5%
1,524	International Business Machines Corp.	428,564

	TOTAL COMMON STOCKS (Cost $18,680,910)	19,182,956

	PRIVATE COMPANIES – 36.7%
875,080	AlwaysAI, Inc., Series A-1 Preferred Stock(1),(2),(3)	257,808
2,209,638	AlwaysAI, Inc., Series B Preferred Stock(1),(2),(3)	761,161
17,643,721	AlwaysAI, Inc. Series C Preferred Stock(1),(2),(3)	4,665,000
16,631,141	AlwaysAI, Inc. Series C1 Preferred Stock(1),(2),(3)	4,275,866
179,641	Clear Street Group Inc., Series B-1 Preferred Stock(1),(2),(3)	6,609,977
332,938	Copia Wealth Studios Common Shares(1),(2),(3)	683,988
1,064,396	Copia Wealth Studios Series Seed-2 Preferred Shares(1),(2),(3)	3,101,437
—	Copia Wealth Studios, Inc. SAFE(1),(2),(3),(4)	1,000,000
23,723	Eat Just, Inc., Series F Common Stock(1),(2),(3)	389,057
270,367	Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)(1),(2),(3)	859,767
1,000,000	Iridia, Inc., Convertible Debt(2),(3) Coupon Rate (%): 8.00% Maturity: 10/27/29	1,000,000
937,500	Iridia, Inc., Convertible Debt(2),(3) Coupon Rate (%): 8.00% Maturity: 12/12/27	997,829
497,216	Iridia, Inc., Series A-3 Preferred Stock(1),(2),(3)	607,454
302,525	Nurture Life, Inc., Series B-1 Preferred Stock(1),(2),(3)	621,628
2,085,412	Nurture Life, Inc., Series B-2 Preferred Stock(1),(2),(3)	3,640,295
	TOTAL PRIVATE COMPANIES (Cost $25,729,098)	29,471,267

Shares/ Contracts/ Principal		Fair Value
	REAL ESTATE INVESTMENT TRUSTS – 3.9%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 0.7%
1,492	American Tower Corp., Class A	$244,046
11,929	VICI Properties, Inc.	316,715
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	560,761

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 1.5%
86,203	National Healthcare Properties, Inc., Common Stock (formerly Healthcare Trust, Inc., Common Stock)(1),(3)*	1,262,873
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	1,262,873

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 1.7%
715,000	Aventine Property Group, Inc., Common Stock(2),(3)	401,300
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(1),(2),(3)	933,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	1,334,300

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,612,492)	3,157,934

	ALTERNATIVE INVESTMENT FUNDS – 22.4%
250	Arboretum Core Asset Fund, L.P.(3),(6)	872,825
—	Canyon CLO Fund II L.P.(2),(3),(5)	4,473,530
—	Canyon CLO Fund III Cayman Ltd.(2),(3),(5)	12,274,404
69	Clarion Lion Industrial Trust(3),(6)	260,135
159	Preservation REIT 1, Inc.(1),(3),(6)	65,000
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $20,515,576)	17,945,894

	EXCHANGE-TRADED FUNDS – 0.5%
	ALTERNATIVE – 0.2%
14,194	REX-OSPREY SOL + Staking ETF, USD Class	140,946

	EQUITY – 0.3%
11,181	Direxion Daily Real Estate Bear 3X Shares	213,557

	TOTAL EXCHANGE-TRADED FUNDS (Cost $600,495)	354,503

	EXCHANGE-TRADED NOTES – 0.4%
23,361	iShares Ethereum Trust ETF(1)	277,762
9,149	Solana ETF, USD Class	67,520
	TOTAL EXCHANGE-TRADED NOTES (Cost $841,043)	345,282

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2026

Shares/ Contracts/ Principal		Fair Value
	MEDIUM TERM NOTES – 4.0%
	DIVERSIFIED FINANCIAL SERVICES – 4.0%
2,000,000	Barclays Bank plc Series(2),(3) Coupon Rate (%): 6.00% Maturity: 03/08/28	$2,000,000
1,250,000	GS Finance Corp. Series(2),(3),(7) Coupon Rate (%): 0.00% Maturity: 11/19/27	1,250,000

	TOTAL MEDIUM TERM NOTES (Cost $3,250,000)	3,250,000

	PROMISSORY NOTES – 6.9%
2,750,000	ALPHAWAVE – 1 LLC Series(2) Coupon Rate (%): 10.0000% Maturity: 06/05/27	2,750,000
2,750,000	ALPHAWAVE – 1 LLC Series(2) Coupon Rate (%): 10.0000% Maturity: 06/05/27	2,750,000

	TOTAL PROMISSORY NOTES (Cost $5,542,577)	5,500,000

	WARRANT – 0.6%
	FOOD – 0.6%
878,570	Nurture Life, Inc.(1),(2),(3) Maturity: 12/24/32	487,958

	SOFTWARE – 0.0%(8)
1	AlwaysAI, Inc.(1),(2),(3) Maturity: 09/30/24	—

	TOTAL WARRANT (Cost $0)	487,958

	CONTINGENT VALUE RIGHTS – 0.3%
	PHARMACEUTICALS – 0.0%(8)
142,000	Bristol-Myers Squibb Co.(1),(2)* Maturity: 03/31/21	—

	REAL ESTATE – 0.3%
456,540	Hospitality Investors Trust, Inc.(1),(2),(3)*	241,226

	TOTAL CONTINGENT VALUE RIGHTS (Cost $10,690,110)	241,226

	SHORT-TERM INVESTMENTS – 10.2%
	MONEY MARKET FUNDS – 10.2%
3,571,328	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(9),(10),(11)	3,571,328
4,625,318	Fidelity Investments Money Market Treasury Portfolio, Class III, 3.29%(9),(10),(11)	4,625,318
	TOTAL MONEY MARKET FUNDS (Cost $8,196,646)	8,196,646

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,196,646)	8,196,646
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS
	EQUITY OPTIONS PURCHASED(1)* – 2.8%
	CALL OPTIONS – 2.8%
34	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 06/17/2027 Exercise Price: $155 Notional Value: $527,000	$19,805
33	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $180 Notional Value: $594,000	792
27	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $200 Notional Value: $540,000	1,755
40	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $190 Notional Value: $760,000	4,080
31	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $200 Notional Value: $620,000	2,542
37	Appfolio, Inc. Broker/Counterparty: IB Expiration Date: 07/17/2026 Exercise Price: $240 Notional Value: $888,000	3,978
24	Appfolio, Inc. Broker/Counterparty: IB Expiration Date: 07/17/2026 Exercise Price: $250 Notional Value: $600,000	2,580
7	Axon Enterprise, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $670 Notional Value: $469,000	24,423
7	Axon Enterprise, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $860 Notional Value: $602,000	6,580
7	Axon Enterprise, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $880 Notional Value: $616,000	5,775
10	Axon Enterprise, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $640 Notional Value: $640,000	66,980

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2026

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED(1)* (continued)
	CALL OPTIONS (continued)
64	Block, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $90 Notional Value: $576,000	$17,792
13	Broadcom, Inc. Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $450 Notional Value: $585,000	55,900
36	BWX Technologies, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $240 Notional Value: $864,000	50,040
39	BWX Technologies, Inc. Broker/Counterparty: IB Expiration Date: 02/19/2027 Exercise Price: $220 Notional Value: $858,000	78,156
94	Chipotle Mexican Grill, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $50 Notional Value: $470,000	6,016
24	Cloudflare, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $280 Notional Value: $672,000	87,120
20	Cloudflare, Inc. Broker/Counterparty: IB Expiration Date: 02/19/2027 Exercise Price: $260 Notional Value: $520,000	98,100
11	Coinbase Global, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $410 Notional Value: $451,000	286
18	Datadog, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $270 Notional Value: $486,000	89,010
19	DoorDash, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $320 Notional Value: $608,000	8,550
20	DoorDash, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $330 Notional Value: $660,000	6,880
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED(1)* (continued)
	CALL OPTIONS (continued)
4	Eli Lilly & Co. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $1,160 Notional Value: $464,000	$70,000
20	Flutter Entertainment plc Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $240 Notional Value: $480,000	1,200
24	Flutter Entertainment plc Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $300 Notional Value: $720,000	840
25	Glaukos Corporation Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $120 Notional Value: $300,000	86,000
42	Glaukos Corporation Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $160 Notional Value: $672,000	69,510
37	Guidewire Software, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $210 Notional Value: $777,000	14,893
22	Guidewire Software, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $230 Notional Value: $506,000	6,710
1	Guidewire Software, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $125 Notional Value: $12,500	2,350
1	Guidewire Software, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $140 Notional Value: $14,000	1,770
36	Howmet Aerospace, Inc. Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $300 Notional Value: $1,080,000	88,200
100	Klarna Group plc Broker/Counterparty: IB Expiration Date: 10/16/2026 Exercise Price: $35 Notional Value: $350,000	5,250

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2026

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED(1)* (continued)
	CALL OPTIONS (continued)
6	Madrigal Pharmaceuticals, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $530 Notional Value: $318,000	$56,880
2	Madrigal Pharmaceuticals, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $580 Notional Value: $116,000	14,450
11	Madrigal Pharmaceuticals, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $590 Notional Value: $649,000	75,020
2	MercadoLibre, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $2,460 Notional Value: $492,000	6,390
6	Meta Platforms, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $860 Notional Value: $516,000	5,448
6	Meta Platforms, Inc. Broker/Counterparty: IB Expiration Date: 06/17/2027 Exercise Price: $880 Notional Value: $528,000	12,150
50	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $130 Notional Value: $650,000	750
50	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $140 Notional Value: $700,000	1,950
50	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $142 Notional Value: $710,000	2,100
37	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 06/17/2027 Exercise Price: $126 Notional Value: $466,200	7,493
22	NVIDIA Corp. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $220 Notional Value: $484,000	18,590
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED(1)* (continued)
	CALL OPTIONS (continued)
25	NVIDIA Corporation Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $250 Notional Value: $625,000	$36,500
27	NVIDIA Corporation Broker/Counterparty: IB Expiration Date: 06/17/2027 Exercise Price: $240 Notional Value: $648,000	60,075
40	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $200 Notional Value: $800,000	3,040
21	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $220 Notional Value: $462,000	1,050
20	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $160 Notional Value: $320,000	13,580
30	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $175 Notional Value: $525,000	17,400
46	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $140 Notional Value: $644,000	73,600
34	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $155 Notional Value: $527,000	39,610
26	Reddit, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $260 Notional Value: $676,000	14,846
26	Reddit, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $200 Notional Value: $520,000	76,050
63	Robinhood Markets, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $130 Notional Value: $819,000	30,492

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2026

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED(1)* (continued)
	CALL OPTIONS (continued)
47	Robinhood Markets, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $140 Notional Value: $658,000	$15,745
27	Robinhood Markets, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $145 Notional Value: $391,500	7,911
42	Robinhood Markets, Inc. Broker/Counterparty: IB Expiration Date: 02/19/2027 Exercise Price: $125 Notional Value: $525,000	66,486
42	Robinhood Markets, Inc. Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $125 Notional Value: $525,000	71,190
19	Salesforce, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $300 Notional Value: $570,000	2,470
100	Samsara, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $38 Notional Value: $380,000	46,000
68	Shake Shack, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $115 Notional Value: $782,000	4,250
16	Snowflake, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $310 Notional Value: $496,000	22,368
20	Snowflake, Inc. Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $270 Notional Value: $540,000	105,350
25	Space Exploration Technologies Corporation Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $300 Notional Value: $750,000	20,750
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED(1)* (continued)
	CALL OPTIONS (continued)
19	Take-Two Interactive Software, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $270 Notional Value: $513,000	$62,700
21	Take-Two Interactive Software, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $290 Notional Value: $609,000	51,870
100	Toast, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $45 Notional Value: $450,000	7,900
20	Tyler Technologies, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $340 Notional Value: $680,000	46,300
16	Tyler Technologies, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $380 Notional Value: $608,000	22,560
55	Uber Technologies, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $110 Notional Value: $605,000	6,600
18	Veeva Systems, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $330 Notional Value: $594,000	3,240
41	Veeva Systems, Inc. Broker/Counterparty: IB Expiration Date: 03/19/2027 Exercise Price: $190 Notional Value: $779,000	109,674
14	Zscaler, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $350 Notional Value: $490,000	553
30	Zscaler, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $250 Notional Value: $750,000	16,200
20	Zscaler, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $310 Notional Value: $620,000	5,090

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2026

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED(1)* (continued)
	CALL OPTIONS (continued)
	TOTAL CALL OPTIONS PURCHASED (Cost – $4,770,444)	$2,246,534
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost – $4,770,444)	2,246,534
	TOTAL INVESTMENTS – 112.6% (Cost $120,429,391)	90,380,200

	LIABILITIES IN EXCESS OF OTHER ASSETS – (12.6)%	$(10,090,115)
	NET ASSETS – 100.0%	$80,290,085

	EXCHANGE-TRADED FUNDS – (2.0)%
	EQUITY – (2.0)%
(19,600)	ProShares UltraPro QQQ	(1,587,599)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT – (Proceeds $(167,745))	$(1,587,599)

	TOTAL SECURITIES SOLD SHORT – (Proceeds – $(167,745))	$(1,587,599)

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Restricted investment as to resale.
(4)	The Fund holds a Simple Agreement for Future Equity (SAFE) that entitles the Fund to receive equity securities upon the occurrence of a future financing or liquidity event. The number of shares to be issued is dependent on future events, including valuation caps and/or discounts.
(5)	Alternative investment fund does not issue shares.
(6)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient.
(7)	Zero coupon bond.
(8)	Percentage rounds to less than 0.1%.
(9)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(10)	All or a portion of this security is held as collateral for securities sold short.
(11)	All or a portion of this security is held as collateral for line of credit.

*	All securities are pledged as collateral except for securities identified with a * superscript.

CLO – Collateralized Loan Obligation

ETF – Exchange-Traded Fund

IB – Interactive Brokers LLC

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2026

Security Description	Acquisition Date	Cost		Value
AlwaysAI, Inc., Preferred Stock	1/5/2021	$582,936		$257,808
AlwaysAI, Inc., Preferred Stock	2/22/2022	2,192,150		761,161
AlwaysAI, Inc., Preferred Stock	5/28/2026	4,275,860		4,275,866
AlwaysAI, Inc., Preferred Stock	5/28/2026	4,664,999		4,665,000
AlwaysAI, Inc., Warrants	10/2/2023	—	(1)	—
Arboretum Core Asset Fund L.P.	8/2/2018	1,044,795		872,825
Aventine Property Group, Inc.	1/13/2021	5,692,400		401,300
Barclays Bank PLC	3/3/2026	2,000,000		2,000,000
Canyon CLO Fund II L.P.	2/25/2019	6,132,077		4,473,530
Canyon CLO Fund III Cayman Ltd.	3/1/2022	13,243,419		12,274,404
Clarion Lion Industrial Trust	6/29/2015	95,285		260,135
Clear Street Group, Inc.	5/11/2022	1,500,000		6,609,977
Copia Wealth Studios, Inc. SAFE	12/31/2025	1,000,000		1,000,000
Copia Wealth Studios, Inc. – Common Shares	5/22/2024	333		683,988
Copia Wealth Studios, Inc. – Preferred Shares	4/1/2024	3,000,000		3,101,437
Eat Just, Inc.	6/11/2021	515,501		389,057
GS Finance Corp.	11/12/2025	1,250,000		1,250,000
Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)	7/31/2020	2,052,466		859,767
Hospitality Investors Trust, Inc.	2/17/2015	10,530,898		241,226
Iridia, Inc., Convertible Debt	12/23/2024	937,500		997,829
Iridia, Inc., Convertible Debt	10/27/2025	1,000,000		1,000,000
Iridia, Inc., Preferred Stock	2/25/2021	750,000		607,454
National Healthcare Properties, Inc., Common Stock	3/30/2012	7,439,974		1,262,873
Nurture Life, Inc., Preferred Stock	8/2/2022	500,000		621,628
Nurture Life, Inc., Preferred Stock	2/18/2025	2,757,353		3,640,295
Nurture Life, Inc., Warrants	12/23/2022	—		487,958
Preservation REIT 1, Inc.	10/22/2019	—		65,000
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	7,750,350		933,000
Total		$80,908,296		$53,993,518

(1)	Transferred at no cost as a result of a corporate action.